Notes Payable (Details)	Jun. 30, 2017 USD ($)
Principal due at maturity, including 20% premium	$ 1,704,745
Unamortized issue costs and discount	(521,796)
Carrying amount in the accompanying Balance Sheet	1,182,949
2016 Notes [Member]
Principal due at maturity, including 20% premium	120,000
Unamortized issue costs and discount	(1,293)
Carrying amount in the accompanying Balance Sheet	118,707
2017 Notes [Member]
Principal due at maturity, including 20% premium	1,584,745
Unamortized issue costs and discount	(520,503)
Carrying amount in the accompanying Balance Sheet	$ 1,064,242